Commitments, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2024
Commitments, contingent liabilities and contingent assets
Schedule of commitments

	2024	2023	2022
Commitments	$m	$m	$m
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these Financial Statements	1,575	1,368	502

Schedule of potential development and revenue-related payments

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	11,213	1,993	2,823	3,291	3,106
Future potential revenue milestone payments	22,064	41	1,166	3,026	17,831